Restructuring And Other Activities (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring and Other Activities
Restructuring and Other Activities

	For the three months ended March 31
	2023	2022
Employee termination costs	$10	$9
Facility and other exit costs	1	3
Asset write-downs	1	—

Total restructuring and other activities	$12	$12

Restructuring and Other Activities

	For the years ended December 31
	2022	2021	2020
Employee termination costs	$74	$127	$108
Facility and other exit costs	46	20	11
Asset write-downs	26	8	15

Total restructuring and other activities	$146	$155	$134